COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF TABLE REPRESENTING THE BREAKOUT OF THE OPERATING LEASES

The following table presents the breakout of the operating leases as of:

	March 31, 2023	December 31, 2022
Operating lease right-of-use assets	$4,205	$4,513
Short-term operating lease liabilities	1,215	1,188
Long-term operating lease liabilities	3,209	3,541
Total operating lease liabilities	$4,424	$4,729
Weighted average remaining lease term	3.4 years	3.6 years
Weighted average discount rate	5.2%	5.2%

The following table presents the breakout of the operating leases as of:

	December 31, 2022	December 31, 2021
Operating lease right-of-use assets	$4,513	$5,709
Short-term operating lease liabilities	1,188	1,082
Long-term operating lease liabilities	3,541	4,694
Total operating lease liabilities	$4,729	$5,776
Weighted average remaining lease term	3.6 years	4.6 years
Weighted average discount rate	5.2%	5.2%

SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER THE OPERATING LEASES

At March 31, 2023, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending	Amount
December 31, 2023 (1)	$1,054
December 31, 2024	1,435
December 31, 2025	1,435
December 31, 2026	893
Total lease payments	4,817
Less imputed interest	393
Total operating lease liabilities	$4,424

(1)	Represents scheduled payments for the remaining nine-month period ending December 31, 2023.

At December 31, 2022, the future minimum lease payments under these operating leases are as follows:

2023	$1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	5,167
Less imputed interest	438
Total operating lease liabilities	$4,729

SCHEDULE OF LEASE COST

Lease cost	Classification	March 31, 2023	March 31, 2022
Operating lease cost	Cost of goods sold	$347	$172
Operating lease cost	Research and development	22	19
Operating lease cost	General and administration	12	10
Operating lease cost	Selling and marketing	12	14
Total lease cost		$393	$215

		December 31,	December 31,
Lease cost	Classification	2022	2021
Operating lease cost	Cost of goods sold	$1,476	$633
Operating lease cost	Research and development	95	103
Operating lease cost	General and administration	50	42
Operating lease cost	Selling and marketing	49	42
Total lease cost		$1,670	$820